SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
14.	SUBSEQUENT EVENTS

CONVERTIBLE NOTES PAYABLE

On January 5, 2012, March 15, 2012 and March 29, 2012, the Company received an additional $100,000, $135,000 and $865,000, respectively, of convertible debt, bringing the total to $2,725,000.

EQUITY RAISE

On February 22, 2012, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933. The Registration Statement, when effective, would seek to raise $15 million with the issuance of 5 million units consisting of Common Stock shares at $3.00 per share and five year warrants at $3.25 per share.

NEW HOOTERS DEVELOPMENT RIGHTS

On March 15, 2012, the Company announced it had secured exclusive rights to operate Hooters restaurants in 3 of the most populated states of Brazil. The Company has partnered with the Nash Group, an established restaurant operating company, forming a joint venture company Chanticleer & Nash Brasil Foods Participações Ltda. ("CNBF"), where Chanticleer will own 60% of the operating entity. The group expects to open its first restaurant in the 3rd quarter 2012. The franchise agreement, signed with CNBF and Hooters of America on March 13, 2012, provides CNBF exclusive rights to open and operate Hooters restaurants in 3 states, including Rio de Janeiro, Minas Gerais and Espirito Santo, over the next 20 years.